Loans Payable — Financial Institution (Details) - RP Singapore [Member]									12 Months Ended
	Jun. 12, 2024 SGD ($)	Jun. 12, 2024 USD ($)	Apr. 08, 2024 SGD ($)	Apr. 28, 2023 SGD ($)	Mar. 03, 2023 SGD ($)	Nov. 14, 2022 SGD ($)	Nov. 02, 2022 SGD ($)	Oct. 21, 2022 SGD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2025 USD ($)	Apr. 08, 2024 USD ($)	Apr. 28, 2023 USD ($)	Mar. 03, 2023 USD ($)	Nov. 14, 2022 USD ($)	Nov. 02, 2022 USD ($)	Oct. 21, 2022 USD ($)
Loans Payable — Financial Institution [Line Items]
Short term interest rate									7.25%	7.25%
Overdraft credit line form a banking institution									$ 161,567	$ 173,809	$ 127,028
Loan Agreement [Member]
Loans Payable — Financial Institution [Line Items]
Loan agreement								$ 40,000									$ 31,449
Loan agreement term								10 months
Annual interest rate								1.88%									1.88%
Short Term Loan Agreement [Member]
Loans Payable — Financial Institution [Line Items]
Short term loan agreement			$ 80,000	$ 100,000	$ 25,000	$ 40,000	$ 20,000					$ 62,898	$ 78,622	$ 19,656	$ 31,449	$ 15,725
Short term loan agreement, term			one month	20 weekly	6 months	10 months	10 months
Short term interest rate			6.00%	1.75%	3.50%	5.00%	3.00%
Repayment of outstanding amount	$ 10,000	$ 7,862
Repayment term	8 months	8 months
Outstanding balance									$ 30,261		$ 23,792